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
             Stock Funds                              Bond Funds                         Money Market Funds
         Kobrick Capital Fund                New England Bond Income Fund        New England Cash Management Trust --
     Kobrick Emerging Growth Fund       New England Government Securities Fund           Money Market Series
         Kobrick Growth Fund                 New England High Income Fund              New England Tax Exempt
      New England Balanced Fund              New England Intermediate Term               Money Market Trust
      New England Bullseye Fund               Tax Free Fund of California
   New England Capital Growth Fund           New England Limited Term U.S.
    New England Equity Income Fund                  Government Fund
  New England Growth and Income Fund      New England Massachusetts Tax Free
       New England Growth Fund                        Income Fund
New England International Equity Fund      New England Municipal Income Fund
        New England Value Fund             New England Short Term Corporate
                                                      Income Fund
                                           New England Strategic Income Fund

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  Supplement dated December 13, 1999 to the currently effective Prospectus and
        Statement of Additional Information of each of the listed funds.

KOBRICK FUNDS

Effective February 1, 2000, the Kobrick Funds' Distributor, New England Funds, L.P., changes its name to Nvest Funds Distributor, L.P.

NEW ENGLAND FUNDS

Effective February 1, 2000, New England Funds will implement an organizational name change to Nvest Funds affecting various related entities. As a result, references in the Prospectuses and Statements of Additional Information are changed as set forth below:

o The Distributor, New England Funds, L.P., changes its name to Nvest Funds Distributor, L.P.
o   The Investment Adviser, New England Funds Management, (all funds except New
                                                                     ------
    England Growth Fund) changes its name to Nvest Funds Management, L.P.
o   The New England Funds change to the Nvest Funds
o The General Partner, NEF Corporation, changes its name to Nvest Distribution Corp.
o   The Web site name, www.mutualfunds.com, changes to www.nvestfunds.com
o Each Trust and Fund changes its name to utilize Nvest in place of New England as listed below:


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ENTITY  OLD NAME                                                       NEW NAME
Trusts  New England Funds Trust I                                      Nvest Funds Trust I
        New England Funds Trust II                                     Nvest Funds Trust II
        New England Funds Trust III                                    Nvest Funds Trust III
        New England Cash Management Trust                              Nvest Cash Management Trust
        New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust

Funds   New England Growth Fund                                        Nvest Growth Fund
        New England Capital Growth Fund                                Nvest Capital Growth Fund
        New England Growth and Income Fund                             Nvest Growth and Income Fund
        New England Equity Income Fund                                 Nvest Equity Income Fund
        New England Bullseye Fund                                      Nvest Bullseye Fund
        New England Balanced Fund                                      Nvest Balanced Fund
        New England Value Fund                                         Nvest Value Fund
        New England International Equity Fund                          Nvest International Equity Fund
        New England Star Advisers Fund                                 Nvest Star Advisers Fund
        New England Star Worldwide Fund                                Nvest Star Worldwide Fund
        New England Star Small Cap Fund                                Nvest Star Small Cap Fund
        New England Bond Income Fund                                   Nvest Bond Income Fund
        New England High Income Fund                                   Nvest High Income Fund
        New England Government Securities Fund                         Nvest Government Securities Fund
        New England Limited Term U.S. Government Fund                  Nvest Limited Term U.S. Government Fund
        New England Strategic Income Fund                              Nvest Strategic Income Fund
        New England Short Term Corporate Income Fund                   Nvest Short Term Corporate Income Fund
        New England Municipal Income Fund                              Nvest Municipal Income Fund
        New England Massachusetts Tax Free Income Fund                 Nvest Massachusetts Tax Free Income Fund
        New England Intermediate Term Tax Free Fund of California      Nvest Intermediate Term Tax Free Fund of California
        New England Cash Management Trust -- Money Market Series       Nvest Cash Management Trust -- Money Market Series
        New England Tax Exempt Money Market Trust                      Nvest Tax Exempt Money Market Trust
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